SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 99.8%
Australia — 6.7%
2,695	CSL Ltd.	$470,145
577	Flutter Entertainment Plc*	149,198
2,312	Macquarie Group Ltd.	316,196
27,604	Paladin Energy Ltd.*	128,506
3,778	Rio Tinto Plc	223,016
46,772	Santos Ltd.	193,678
1,482	WiseTech Global Ltd.	110,636
		1,591,375
China — 0.8%
3,700	Tencent Holdings Ltd.	197,479

Denmark — 4.9%
68	DSV A/S	14,482
10,843	Novo Nordisk A/S, Class B	935,554
3,934	Novonesis (Novozymes), Class B	222,926
		1,172,962
Finland — 1.3%
7,307	Sampo Oyj, Class A	298,454

France — 10.7%
2,256	Air Liquide SA	366,735
3,047	EssilorLuxottica SA	743,254
831	LVMH Moet Hennessy Louis Vuitton SE	546,626
1,982	Schneider Electric SE	493,431
7,130	TotalEnergies SE	397,247
		2,547,293
Germany — 2.9%
1,285	Allianz SE	394,962
961	Deutsche Boerse AG	221,372
1,403	Mercedes-Benz Group AG	78,220
		694,554
Hong Kong — 1.2%
39,600	AIA Group Ltd.	284,441

Ireland — 4.2%
28,071	Bank of Ireland Group Plc	255,992
4,119	CRH Plc	381,297
8,390	Ryanair Holdings Plc, ADR	365,720
		1,003,009
Japan — 24.4%
9,400	Daiichi Sankyo Co. Ltd.	257,214

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
1,200	Fast Retailing Co. Ltd.	$404,810
29,800	Hitachi Ltd.	729,804
750	Keyence Corp.	304,854
15,600	Mitsubishi Corp.	255,243
35,500	Mitsubishi Heavy Industries Ltd.	495,010
67,400	Mitsubishi UFJ Financial Group, Inc.	786,875
5,660	Nintendo Co. Ltd.	329,649
7,267	Recruit Holdings Co. Ltd.	505,114
8,602	Sanrio Co. Ltd.	299,854
27,500	Sony Group Corp.	579,578
32,500	TDK Corp.	418,554
12,300	Tokio Marine Holdings, Inc.	441,424
		5,807,983
Netherlands — 7.7%
890	ASML Holding NV	623,387
1,249	BE Semiconductor Industries NV	171,198
5,170	Heineken NV	368,462
29,944	ING Groep NV	469,270
4,456	NN Group NV	194,320
		1,826,637
Norway — 1.8%
6,699	Aker BP ASA	131,692
15,240	DNB Bank ASA	304,258
		435,950
Singapore — 1.4%
10,300	DBS Group Holdings Ltd.	330,068

Spain — 2.5%
2,958	Amadeus IT Group SA	208,788
28,028	Iberdrola SA	386,232
		595,020
Sweden — 2.9%
11,145	Assa Abloy AB, Class B	329,182
13,540	Atlas Copco AB, Class A	206,643
17,108	Hexagon AB, Class B	163,338
		699,163
Switzerland — 5.3%
1,780	Nestle SA	146,037
1,750	Roche Holding AG	489,312
390	Sika AG	93,057
17,630	UBS Group AG	539,773
		1,268,179
Taiwan — 3.2%
23,376	Taiwan Semiconductor Manufacturing Co. Ltd.	759,721

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value

United Kingdom — 17.9%
6,481	Ashtead Group Plc	$400,967
3,052	AstraZeneca Plc	397,919
47,038	Barratt Redrow Plc	257,857
20,215	BP Plc	99,922
5,560	British American Tobacco Plc	200,631
2,550	Coca-Cola Europacific Partners Plc	195,865
4,581	DCC Plc	293,533
12,725	Diageo Plc	404,373
6,151	Experian Plc	264,369
4,237	London Stock Exchange Group Plc	598,074
49,981	NatWest Group Plc	250,468
9,625	RELX Plc	435,876
8,238	Unilever Plc	468,088
		4,267,942
Total Common Stocks		23,780,230
(Cost $21,332,589)
Investment Company — 0.3%
63,317	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	63,317
Total Investment Company		63,317
(Cost $63,317)
Total Investments		$23,843,547
(Cost $21,395,906) — 100.1%
Liabilities in excess of other assets — (0.1)%		(15,426)
NET ASSETS — 100.0%		$23,828,121

(a)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
3